Related Party Transactions - Schedule of Related Party Transactions (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)	Sep. 30, 2021 lease	Sep. 30, 2018
Related Party Transaction [Line Items]
Voyage revenues	$ 146,577	$ 148,935	$ 448,148	$ 437,027
Vessel operating expenses	(30,426)	(30,642)	(93,051)	(85,153)
Time-charter hire expenses	5,665	5,980	17,382	17,270
General and administrative expenses	(12,619)	(6,165)	(26,707)	(20,215)
Equity income (loss)	39,238	24,346	105,694	56,874
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues	9,869	9,704	29,285	27,881
Vessel operating expenses	(451)	(1,877)	(5,609)	(4,610)
Time-charter hire expenses	5,665	5,980	17,382	17,270
General and administrative expenses	(9,382)	(3,998)	(18,374)	(11,583)
Equity income (loss)	$ 609	609	$ 1,808	1,815
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number Of Vessels	9		9		9
LNG Carriers [Member] | Affiliated Entity [Member] | Yamal Lng Joint Venture [Member]
Related Party Transaction [Line Items]
Number Of Vessels | vessel	6		6
Bahrain LNG Joint Venture [Member] | Affiliated Entity [Member] | Management Service [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ 2,400	2,400	$ 7,200	6,500
Bahrain LNG Joint Venture [Member] | Affiliated Entity [Member] | Cargo and Freight [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ 7,500	$ 7,300	$ 22,100	$ 21,400
Bahrain Spirit [Member]
Related Party Transaction [Line Items]
Lessor, Direct financing lease, Term of contract						21 years